Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Summary of borrowings

December 31,	2021	2020
Drawings on Bank Facility	$30,522	$84,369
Drawings on Asset-Based Facility	37,411	—
Notes due June 22, 2021	—	40,000
Notes due December 15, 2024	148,119	148,686
Notes due December 15, 2027	118,746	119,124
Deferred transaction costs	(3,376)	(2,467)

	$331,422	$389,712

Current portion of long-term debt	$—	$40,000
Non-current portion of long-term debt	331,422	349,712

	$331,422	$389,712